Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Basis of Preparation of the Consolidated Financial Statements

Note 2 - Basis of Preparation of the Consolidated Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The Group has prepared the consolidated financial statements in accordance with International Financial Reporting Standards (hereinafter: “IFRS”), as issued by the International Accounting Standard Board (“IASB”).

These consolidated financial statements were approved by the board of directors on March 7, 2022.

B.	Functional and presentation currency

These consolidated financial statements are presented in US dollars (USD), which is the Group’s functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.

C.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following assets and liabilities:

●	Financial instruments and derivatives measured at fair value through profit or loss;
●	Provisions;
●	Liabilities for employee benefits

For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies.

D.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. The preparation of accounting estimates used in the preparation of the Group’s consolidated financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

Estimate	Principal assumptions	Possible effects	Reference

Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company’s exposure to claims see Note 13B regarding contingent liabilities

Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, successes rate (in respect of transition between phases of the R&D of the clinical trials until reaching regulatory approval and marketing) and discount rate.	Impairment of the in-process research and development in profit or loss	See Note 5 regarding subsidiaries

Fair value measurement

The Group’s management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or liability, the Group uses market observable data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

-	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly.

-	Level 3: inputs that are not based on observable market data (unobservable inputs).

Further information about the assumptions made in measuring fair value of share-based payments, intangible assets, financial asset, and financial instruments are included in Note 11, Note 5 and Note 19, respectively.

E.	Exchange rates and linkage bases

Balances in foreign currency (mainly the New Israeli Shekel, or NIS) or linked thereto are included in the consolidated financial statements at the representative exchange rates, as published by the Bank of Israel, which were prevailing as of the statement of financial position date.

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2021	3.110
December 31, 2020	3.215
December 31, 2019	3.456

%
Changes in exchange rates for the year ended:
December 31, 2021	(3)
December 31, 2020	(7)
December 31, 2019	(7.8)